Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (10,618,809)	$ (8,443,315)	$ (5,916,017)
Share-based compensation-product development costs	227,338	222,178	1,156,195
Share-based compensation-selling, general and administration	1,499,322	586,538	930,258
Share-based compensation-professional fees	38,614	169,382	741,564
Share-based compensation-interest	4,004,906	3,425,120
Interest expense on lines of credit	1,596,667	1,402,187	1,464,077
Non-cash imputed interest expense	104,494	112,339	123,518
Share issued for services			20,000
Write-off of accounts payable			(26,460)
Interest accretion on loan payable	23,315
Borrowing costs on non-current loan payable	72,834
Bonuses settled by issuance of shares	245,000
Loss on settlement of debt		33,614
Changes in operating assets and liabilities:
Increase in prepaid expenses	(151,366)	(14,636)	(62,659)
Increase in accounts payable and accrued liabilities	337,326	211,012	72,099
Increase in interest payable	542,834	527,336	528,871
Net cash used in operating activities	(2,077,525)	(1,768,245)	(968,554)
FINANCING ACTIVITIES
Proceeds from lines of credit	727,986	1,149,279	820,766
Proceeds from promissory notes	649,708
Proceeds from loan payable	1,779,250
Repayment of lines of credit interest	(496,081)	(456,725)
Repayment of promissory notes	(649,708)
Proceeds from share subscriptions received			200,000
Proceeds from sales of ordinary shares	25	1,136,832	12,140
Net cash provided by financing activities	2,011,180	1,829,386	1,032,906
Effect of foreign exchange on cash	99,051	(11,409)
Change in cash	32,706	49,732	64,352
Cash, beginning of year	115,922	66,190	1,838
Cash, end of year	$ 148,628	$ 115,922	$ 66,190